Expenses by Nature - Summary of Restructuring Charges by Function (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense by Nature [line items]
Total restructuring charges	kr 6,521	kr 399	kr 549
Cost of sales [member]
Expense by Nature [line items]
Total restructuring charges	2,802	195	273
R&D expenses [member]
Expense by Nature [line items]
Total restructuring charges	2,431	54	137
Selling and administrative expenses [member]
Expense by Nature [line items]
Total restructuring charges	kr 1,288	kr 150	kr 139